Intangible assets - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Carrying value of goodwill	£ 2,145	£ 2,094
Description of valuation techniques used to measure fair value less costs of disposal	Goodwill is tested at least annually for impairment. The recoverable amount of each aggregated CGU is based on the higher of value in use and fair value less costs of disposal. The value in use was higher than the fair value less costs of disposal in each of the CGUs.
Description of key assumptions	For the purpose of estimating the value in use of the CGUs, management has used an income approach based on present value techniques. The calculations use cash flow projections based on financial budgets approved by management covering a five-year period.
Perpetuity growth rate	2.00%	2.00%
Description of management's approach to determining values assigned to key assumptions	Forecast sales growth rates are based on past experience adjusted for the strategic direction and near-term investment priorities within each CGU. Key assumptions include continued growth in Virtual Learning, post COVID-19 recovery in Assessment & Qualifications and English Language Learning, growth driven by recent acquisitions in Workforce Skills, and ongoing pressures in Higher Education partially offset by recapture of the secondary market. The sales forecasts use average nominal growth rates of low-mid single digits for mature businesses in mature markets, mid-high single digits for emerging businesses in mature markets, low-high single digits for mature businesses in emerging markets, and low double digits for Workforce Skills where there is significant organic investment and inorganic investment related to the acquisition of Faethm.
Impairment of intangible assets		£ 12
Cost of sales [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	£ 25	22
Operating expense [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	138	158
Impairment	4	12
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Impairment	4	0
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Carrying value of goodwill	£ 2,145	2,094
Description of accounting of goodwill prior to adoption of IFRS	For acquisitions completed between 1 January 1998 and 31 December 2002, no value was ascribed to intangibles other than goodwill which was amortised over a period of up to 20 years. On adoption of IFRS on 1 January 2003, the Group chose not to restate the goodwill balance and at that date the balance was frozen (i.e. amortisation ceased)
Customer Lists Contracts And Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment		2
Other Intangibles Acquired [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment		£ 10
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
CGU growth rate	2.00%	2.20%
Pretax discount rate	8.90%	9.30%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
CGU growth rate	5.00%	4.50%
Pretax discount rate	17.10%	17.20%